Leases - Finance lease liability (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maturity date
2020	$ 10,024	$ 13,611
2021	10,225	10,413
2022	8,278	8,431
2023	6,583	6,560
2024	793	802
Total undiscounted minimum future lease payments	35,903	39,967
Imputed interest	(1,687)	(2,466)
Present value of lease liabilities	34,216	37,501
Financial lease liability	9,176	12,476
Financial lease liability	$ 25,040	$ 25,025